Derivative Instruments and Hedging Activities - Summary of Interest Rate Derivative (Details) - European Wax Center, Inc. and Subsidiaries - Interest Rate Cap - Designated as Hedging Instrument - Cash Flow Hedging - USD ($)
$ in Thousands
	Sep. 25, 2021	Dec. 26, 2020
Derivatives designated as hedging instruments:
Total derivative liabilities designated as hedging instruments	$ (416)	$ (527)
Other Current Liabilities [Member]
Derivatives designated as hedging instruments:
Total derivative liabilities designated as hedging instruments	(184)	(181)
Other Long-Term Liabilities [Member]
Derivatives designated as hedging instruments:
Total derivative liabilities designated as hedging instruments	$ (232)	$ (346)